SUBSEQUENT EVENTS (Narrative) (Details)					1 Months Ended						12 Months Ended
	Mar. 03, 2022 share	Aug. 09, 2021 $ / shares	May 15, 2020 CAD ($) $ / shares	Feb. 04, 2020 CAD ($) share $ / shares	Mar. 30, 2023 CAD ($) share	Mar. 16, 2023 share	Feb. 22, 2023 CAD ($) share $ / shares $ / Unit	Jan. 29, 2021 CAD ($) $ / shares	Sep. 30, 2020 $ / shares	Apr. 24, 2020 CAD ($) $ / shares	Aug. 09, 2022 CAD ($) $ / shares	Nov. 30, 2021 share $ / shares	Nov. 30, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Price per unit issued | $ / shares			0.15					0.2		0.15	0.4
Proceeds from units issued | $			$ 557,825					$ 636,000		$ 469,250	$ 2,300,000
Weighted average exercise price of warrants granted | $ / shares			$ 0.2							$ 0.2		$ 0.08	$ 0.9
Number of stock options granted												1,700,000
Non-brokered private placement financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued for private placement				10,000,000			30,000,000
Price per unit issued				0.4			0.05
Proceeds from units issued | $				$ 4,000,000			$ 1,500,000
Weighted average exercise price of warrants granted | $ / shares			$ 0.2	$ 0.8			$ 0.1		$ 0.5	$ 0.2
Private Placements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued for private placement					7,200,000
Proceeds from units issued | $					$ 360,000
Weighted average exercise price of warrants granted | $ / shares		$ 0.5						$ 0.5
Directors, Officers, Employees, And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted	2,100,000
Director [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted						150,000